3. Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Standard/Amendment 1
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 15 Revenue from Contracts with Customers
Effective date	Jan. 01, 2018	[1]
Standard/Amendment 2
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 9 Financial Instruments (2014)
Effective date	Jan. 01, 2018	[1]
Standard/Amendment 3
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	IFRS 16 Leases
Effective date	Jan. 01, 2019	[1]
Standard/Amendment 4
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Clarifications to IFRS 15 Revenue from Contracts with Customers
Effective date	Jan. 01, 2018	[1]
Standard/Amendment 5
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 2: Classification and Measurement of Share-based Payment Transactions
Effective date	Jan. 01, 2018	[1]
Standard/Amendment 6
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements to IFRS Standards 2014-2016 Cycle (IFRS 1, IAS 28)
Effective date	Jan. 01, 2018	[1]
Standard/Amendment 7
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IFRS 9: Prepayment Features with Negative Compensation
Effective date	Jan. 01, 2019	[1]
Standard/Amendment 8
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Amendments to IAS 28: Long-term Interests in Associates and Joint Ventures
Effective date	Jan. 01, 2019	[1]
Standard/Amendment 9
Disclosure of initial application of standards or interpretations [line items]
Standard/amendment	Annual Improvements to IFRS Standards 2015-2017 Cycle
Effective date	Jan. 01, 2019	[1]

[1]	Shall apply for periods beginning on or after the effective date.